Long-term debt (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 14, 2021
Long-term debt
Total borrowings	$ 458,640	$ 305,329
Current portion of long-term debt	101,397	271,546
Long-term debt, noncurrent	$ 357,243	33,783
Borrowings interest rate			10.00%
The government assistance loan maturing by December 31, 2025
Long-term debt
Total borrowings		40,000
Borrowings interest rate	5.00%
Term loan maturing January 2025
Long-term debt
Total borrowings	$ 458,640	$ 265,329
Monthly instalments	$ 13,609
Term loan maturing January 2025 | Minimum.
Long-term debt
Borrowings interest rate	9.44%
Term loan maturing January 2025 | Maximum.
Long-term debt
Borrowings interest rate	13.87%